Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 255	R 549	R 820
Retirement benefit obligation	290	264	R 251
Total Other Provisions	545	813
Current portion of other provisions	19	180
Non-current portion of other provisions	526	633
Present value of defined benefit obligation
Disclosure of other provisions [line items]
Retirement benefit obligation	R 290	R 264